Events after the reporting period (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 15, 2019	Jan. 31, 2019	Dec. 31, 2018
Dividend distribution
Events after the reporting period
Dividend distribution (per share)	$ 0.525494
Dividend distribution	$ 70,000
Peruvian income tax assessment
Events after the reporting period
Income tax calculation assessment		$ 37,809
Provision for tax			$ 0